COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
May 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future annual minimum base rental payments for the lease as of May 31, 2016 are approximately as follows:

For the 12 months ended May 31,
2017	177,845
2018	177,845
2019	177,845
2020	177,845
2021	148,202
Thereafter	-
Total	859,582